Offerings	Aug. 02, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2029
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99736
Maximum Aggregate Offering Price	$ 548,548,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 80,965.68
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3 (File No. 333-277989).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2034
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99332
Maximum Aggregate Offering Price	$ 695,324,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 102,629.82
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3 (File No. 333-277989).